Related Party Balances and Transactions - Schedule of Amount Due from a Related Party-current (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 27,258	¥ 55
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	27,258	0
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 0	¥ 55

[1]	The amount of RMB27,258 as of December 31, 2023 primarily represented the revenue sharing of live video service paid in advance to Hunan Qindao Network Media Technology Co., Ltd., which should be deducted from the amount of revenue sharing to be paid in on-going years. According to the arrangement of repayment plan, RMB7,258 is due in year of 2024 and RMB10,000 is due in year of 2025 and 2026, respectively.